Securities - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Securities
Carrying value of securities pledged	$ 68,700,000	$ 64,400,000
Fair value of investment in debt securities	$ 166,100,000	$ 14,200,000
Percentage of fair value of investment in debt	76.00%	10.00%
Sale of available-for-sale securities	$ 0	$ 12,684,000
State and municipal obligations
Securities
Sale of available-for-sale securities	11,400,000
Gain on sale of securities	$ 1,250,000